BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - Venezuelan subsidiary $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 28, 2014
Translation and Remeasurement
Official exchange rate set by government for nonessential goods (in bolivars per U.S.dollar)		10	6.3
Accounts Receivable Write Down		$ 76
Impairment of Intangible Assets (Excluding Goodwill)	$ 34